Federated Hermes Government Income Securities, Inc.
CLASS A SHARES (TICKER FGOAX) CLASS C SHARES (TICKER FGOCX) CLASS F SHARES (TICKER FGOIX) INSTITUTIONAL SHARES (TICKER GISIX)

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2022
The Board of Directors of Federated Hermes Government Income Securities, Inc. (the “Fund”) has approved a reduction in the Fund’s management fee from 0.60% to 0.55% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:
Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 13 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	F	IS
Maximum Sales Charge (Load)	4.50%	1.00%	2.00%	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	F	IS
Management Fee[1]	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.73%	0.73%	0.74%	0.48%
Total Annual Fund Operating Expenses[1]	1.28%	2.03%	1.29%	1.03%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.27)%	(0.27)%	(0.28)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	1.76%	1.01%	0.76%

1
 The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.
2
 The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Directors (the “Directors”).
3
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, F and IS classes (after voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$575	$838	$1,121	$1,926
Expenses assuming no redemption	$575	$838	$1,121	$1,926
C:
Expenses assuming redemption	$306	$637	$1,093	$2,166
Expenses assuming no redemption	$206	$637	$1,093	$2,166
F:
Expenses assuming redemption	$330	$605	$800	$1,641
Expenses assuming no redemption	$230	$505	$800	$1,641
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
2. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:
“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.55% of the Fund’s average daily net assets.”
3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. – A CLASS
ANNUAL EXPENSE RATIO: 1.28%
MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$574.51	$9,905.26
2	$9,905.26	$495.26	$10,400.52	$129.15	$10,273.74
3	$10,273.74	$513.69	$10,787.43	$133.95	$10,655.92
4	$10,655.92	$532.80	$11,188.72	$138.93	$11,052.32
5	$11,052.32	$552.62	$11,604.94	$144.10	$11,463.47
6	$11,463.47	$573.17	$12,036.64	$149.46	$11,889.91
7	$11,889.91	$594.50	$12,484.41	$155.02	$12,332.21
8	$12,332.21	$616.61	$12,948.82	$160.79	$12,790.97
9	$12,790.97	$639.55	$13,430.52	$166.77	$13,266.79
10	$13,266.79	$663.34	$13,930.13	$172.97	$13,760.31
Cumulative		$5,659.04		$1,925.65

FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - C CLASS
ANNUAL EXPENSE RATIO: 2.03%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$206.01	$10,297.00
2	$10,297.00	$514.85	$10,811.85	$212.13	$10,602.82
3	$10,602.82	$530.14	$11,132.96	$218.43	$10,917.72
4	$10,917.72	$545.89	$11,463.61	$224.92	$11,241.98
5	$11,241.98	$562.10	$11,804.08	$231.60	$11,575.87
6	$11,575.87	$578.79	$12,154.66	$238.48	$11,919.67
7	$11,919.67	$595.98	$12,515.65	$245.56	$12,273.68
8	$12,273.68	$613.68	$12,887.36	$252.86	$12,638.21
Converts from Class C to Class A				Annual Ratio: 1.28%
9	$12,638.21	$631.91	$13,270.12	$164.78	$13,108.35
10	$13,108.35	$655.42	$13,763.77	$170.91	$13,595.98
Cumulative		$5,728.76		$2,165.68

FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - F CLASS
ANNUAL EXPENSE RATIO: 1.29%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$230.08	$10,267.29
2	$10,267.29	$513.36	$10,780.65	$134.90	$10,648.21
3	$10,648.21	$532.41	$11,180.62	$139.91	$11,043.26
4	$11,043.26	$552.16	$11,595.42	$145.10	$11,452.96
5	$11,452.96	$572.65	$12,025.61	$150.48	$11,877.86
6	$11,877.86	$593.89	$12,471.75	$156.07	$12,318.53
7	$12,318.53	$615.93	$12,934.46	$161.86	$12,775.55
8	$12,775.55	$638.78	$13,414.33	$167.86	$13,249.52
9	$13,249.52	$662.48	$13,912.00	$174.09	$13,741.08
10	$13,741.08	$687.05	$14,428.13	$180.55	$14,250.87
Cumulative		$5,863.71		$1,640.90

FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC. - IS CLASS
ANNUAL EXPENSE RATIO: 1.03%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$105.04	$10,397.00
2	$10,397.00	$519.85	$10,916.85	$109.21	$10,809.76
3	$10,809.76	$540.49	$11,350.25	$113.55	$11,238.91
4	$11,238.91	$561.95	$11,800.86	$118.06	$11,685.09
5	$11,685.09	$584.25	$12,269.34	$122.75	$12,148.99
6	$12,148.99	$607.45	$12,756.44	$127.62	$12,631.30
7	$12,631.30	$631.57	$13,262.87	$132.68	$13,132.76
8	$13,132.76	$656.64	$13,789.40	$137.95	$13,654.13
9	$13,654.13	$682.71	$14,336.84	$143.43	$14,196.20
10	$14,196.20	$709.81	$14,906.01	$149.12	$14,759.79
Cumulative		$5,994.72		$1,259.41
June 22, 2022

Federated Hermes Government Income Securities, Inc.
Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455736 (6/22)
© 2022 Federated Hermes, Inc.

Federated Hermes Government Income Securities, Inc.
CLASS A SHARES (TICKER FGOAX)
CLASS C SHARES (TICKER FGOCX)
CLASS F SHARES (TICKER FGOIX)
INSTITUTIONAL SHARES (TICKER GISIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2022
The Board of Directors of Federated Hermes Government Income Securities, Inc. (the “Fund”) has approved a reduction in the Fund’s management fee from 0.60% to 0.55% of the Fund’s average daily net assets effective July 1, 2022. Accordingly, the following changes are made:
Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A and F classes, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 13 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	F	IS
Maximum Sales Charge (Load)	4.50%	1.00%	2.00%	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	F	IS
Management Fee[1]	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.73%	0.73%	0.74%	0.48%
Total Annual Fund Operating Expenses[1]	1.28%	2.03%	1.29%	1.03%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.27)%	(0.27)%	(0.28)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	1.76%	1.01%	0.76%

1
 The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective July 1, 2022.
2
 The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Directors (the “Directors”).
3
 The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, F and IS classes (after voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$575	$838	$1,121	$1,926
Expenses assuming no redemption	$575	$838	$1,121	$1,926
C:
Expenses assuming redemption	$306	$637	$1,093	$2,166
Expenses assuming no redemption	$206	$637	$1,093	$2,166
F:
Expenses assuming redemption	$330	$605	$800	$1,641
Expenses assuming no redemption	$230	$505	$800	$1,641
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
June 22, 2022

Federated Hermes Government Income Securities, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455737 (6/22)
© 2022 Federated Hermes, Inc.